UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720, Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey P. Mavar

6075 Poplar Ave., Suite 720, Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

MainGate MLP Fund
Class A | AMLPX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024 to May 31, 2025. You can find additional information about the Fund at  https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at  1-855-MLP-FUND (1-855-657-3863).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	1.69%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$807,967,022
Number of Holdings	16
Portfolio Turnover	10%
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2025)

Top 10 Issuers	Net Inst
MPLX, L.P.	13.6%
Energy Transfer, L.P.	13.3%
Western Midstream Partners, L.P.	12.3%
Targa Resources Corp.	11.0%
Williams Companies, Inc.	9.3%
Plains GP Holdings, L.P.	8.6%
Cheniere Energy, Inc.	8.2%
Enterprise Products Partners, L.P.	8.0%
ONEOK, Inc.	7.3%
Genesis Energy, L.P.	3.0%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 1	TSR-SAR-560599102

MainGate MLP Fund
Class C | MLCPX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024 to May 31, 2025. You can find additional information about the Fund at  https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at  1-855-MLP-FUND (1-855-657-3863).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.44%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$807,967,022
Number of Holdings	16
Portfolio Turnover	10%
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2025)

Top 10 Issuers	Net Inst
MPLX, L.P.	13.6%
Energy Transfer, L.P.	13.3%
Western Midstream Partners, L.P.	12.3%
Targa Resources Corp.	11.0%
Williams Companies, Inc.	9.3%
Plains GP Holdings, L.P.	8.6%
Cheniere Energy, Inc.	8.2%
Enterprise Products Partners, L.P.	8.0%
ONEOK, Inc.	7.3%
Genesis Energy, L.P.	3.0%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 1	TSR-SAR-560599300

MainGate MLP Fund
Class I | IMLPX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024 to May 31, 2025. You can find additional information about the Fund at  https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at  1-855-MLP-FUND (1-855-657-3863).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$69	1.44%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$807,967,022
Number of Holdings	16
Portfolio Turnover	10%
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2025)

Top 10 Issuers	Net Inst
MPLX, L.P.	13.6%
Energy Transfer, L.P.	13.3%
Western Midstream Partners, L.P.	12.3%
Targa Resources Corp.	11.0%
Williams Companies, Inc.	9.3%
Plains GP Holdings, L.P.	8.6%
Cheniere Energy, Inc.	8.2%
Enterprise Products Partners, L.P.	8.0%
ONEOK, Inc.	7.3%
Genesis Energy, L.P.	3.0%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 1	TSR-SAR-560599201

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

MainGate MLP Fund
Class A (AMLPX)
Class C (MLCPX)
Class I (IMLPX)
6075 Poplar Avenue, Suite 720 | Memphis, TN 38119 | 855.MLP.FUND (855.657.3863) | www.maingatefunds.com
Semiannual Report
May 31, 2025 (Unaudited)

MainGate MLP Fund
Schedule of Investments
as of May 31, 2025 (Unaudited)

	Shares/Units	Fair Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS - 107.1%
Crude/Refined Products Pipelines and Storage - 28.2%
Canada - 0.4%
Enbridge, Inc.	70,000	$3,253,600
United States - 27.8%
Genesis Energy, L.P.	1,650,000	26,020,500
MPLX, L.P.	2,300,000	117,300,000
Phillips 66	60,000	6,808,800
Plains GP Holdings, L.P.	4,218,000	74,236,800
		224,366,100
Total Crude/Refined Products Pipelines and Storage		227,619,700
Natural Gas Gathering/Processing - 27.1%
United States - 27.1%
Antero Midstream Corp.	300,000	5,634,000
Kinetik Holdings, Inc.	272,000	12,114,880
Targa Resources Corp.	600,000	94,758,000
Western Midstream Partners, L.P.	2,850,000	106,590,000
Total Natural Gas Gathering/Processing		219,096,880
Natural Gas/Natural Gas Liquid Pipelines and Storage - 51.8%
United States - 51.8%
Cheniere Energy, Inc.	300,000	71,097,000
DT Midstream, Inc.	100,000	10,474,000
Energy Transfer, L.P.	6,600,000	115,368,000
Enterprise Products Partners, L.P.	2,250,000	69,345,000
Kinder Morgan, Inc.	300,000	8,412,000
ONEOK, Inc.	785,000	63,459,400
Williams Companies, Inc.	1,325,000	80,175,750
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		418,331,150
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS (Cost $297,297,125)		865,047,730
TOTAL INVESTMENTS - 107.1% (Cost $297,297,125)		$ 865,047,730
Liabilities in Excess of Other Assets - (7.1)%		(57,080,708)
TOTAL NET ASSETS - 100.0%		$807,967,022

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

1

MAINGATE MLP FUND
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS
Investments at fair value (cost $297,297,125)	$865,047,730
Cash	16,301,228
Receivable for Fund shares sold	12,459
Dividends receivable	159,713
Prepaid expenses	267,350
Total assets	881,788,480
Liabilities
Deferred tax liability	72,486,477
Payable for Fund shares redeemed	87,268
Payable to Adviser(1)	861,294
Payable for 12b-1 distribution fee(1)	48,560
Payable to Trustees	23,976
Payable to Custodian(1)	6,759
Accrued expenses and other liabilities	307,124
Total liabilities	73,821,458
NET ASSETS	$ 807,967,022
Net Assets Consist of
Paid-in capital	$762,048,831
Total distributable earnings, net of deferred taxes	45,918,191
Net assets	$ 807,967,022

(1)	Agreements and Related Party Transactions (See Note 4)

Unlimited shares authorized, no par value	Class A	Class C	Class I
Net assets	$ 45,372,508	$17,964,218	$744,630,296
Shares issued and outstanding	4,866,740	2,147,749	75,114,592
Net asset value, redemption price and minimum offering price per share	$9.32	$8.36	$9.91
Maximum offering price per share (Net asset value/0.9425)	$9.89	N/A	N/A

The accompanying notes are an integral part of these financial statements.

2

MainGate MLP Fund
Statement of Operations
For the Six Months Ended May 31, 2025 (Unaudited)

Investment Income
Distributions received from master limited partnerships (net of return of capital of $10,611,249)	$9,394,506
Dividends from common stock (net of return of capital distributions of $979,790)(1)	2,986,843
Total investment income	12,381,349
Expenses
Advisory fees(2)	5,312,291
Administrator fees(2)	287,134
Professional fees	80,463
Insurance expense	125,992
Transfer agent expense(2)	99,125
Reports to shareholders	67,118
Trustees’ fees	47,976
Compliance fees	34,226
Registration fees	26,869
Custodian fees and expenses(2)	26,418
Fund accounting fees(2)	443
12b-1 distribution fee - Class A(2)	59,456
12b-1 distribution fee - Class C(2)	97,730
Miscellaneous expense	1,984
Total Expenses	6,267,225
Net Investment Income/(Loss), before taxes	6,114,124
Current and deferred tax expense	(1,115,828)
Net Investment Income/(Loss), net of taxes	4,998,296
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments, before taxes	41,105,537
Current and deferred tax expense	(7,501,761)
Net realized gain/(loss) on investments, net of taxes	33,603,776
Net change in unrealized appreciation/(depreciation) on investments, before taxes	(131,427,300)
Deferred tax benefit	23,985,604
Net change in unrealized appreciation/(depreciation) on investments, net of taxes	(107,441,696)
Net Realized and Unrealized Gain/(Loss) on Investments	(73,837,920)
Increase/(Decrease) in Net Assets Resulting from Operations	$(68,839,624)

(1)	Net of foreign withholding tax of $13,970.
(2)	Agreements and Related Party Transactions (See Note 4)
The accompanying notes are an integral part of these financial statements.

3

MAINGATE MLP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss), net of taxes	$(2,783,429)	$(715,245)
Net realized gain/(loss) on investments, net of taxes	38,446,021	128,429,351
Net change in unrealized appreciation/(depreciation) on investments, net of taxes	(104,502,216)	155,912,226
Increase/(decrease) in net assets resulting from operations	(68,839,624)	283,626,332
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM
Distributable earnings	(1,073,753)	(2,164,212)
Tax return of capital	—	—
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM
Distributable earnings	(484,686)	(1,110,124)
Tax return of capital	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM
Distributable earnings	(16,507,826)	(34,980,460)
Tax return of capital	—	—
Total distributions to Fund shareholders	(18,066,265)	(38,254,796)
CAPITAL SHARE TRANSACTIONS (NOTE 7)
Proceeds from shareholder subscriptions	54,353,940	77,813,161
Shares issued as reinvestment of distributions	15,198,286	30,522,866
Payments for redemptions	(107,990,186)	(217,982,089)
Decrease in net assets from capital share transactions	(38,437,960)	(109,646,062)
Total increase/(decrease) in net assets	(125,343,849)	135,725,474
NET ASSETS
Beginning of period	933,310,871	797,585,397
End of period	$807,967,022	$933,310,871

The accompanying notes are an integral part of these financial statements.

4

MainGate MLP Fund
Financial Highlights
Class A Shares

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Share Data(1)
Net Asset Value, beginning of period	$10.32	$7.69	$6.92	$5.15	$3.91	$5.65
Income from Investment Operations
Net investment gain (loss)(2)	0.05	(0.03)	(0.05)	(0.04)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.83)	3.09	1.22	2.21	1.71	(1.22)
Total increase (decrease) from investment operations	(0.78)	3.06	1.17	2.17	1.64	(1.28)
Less Distributions to Shareholders From
Distributable earnings	(0.22)	(0.43)	(0.40)	(0.06)	(0.06)	—
Tax return of capital	—	—	—	(0.34)	(0.34)	(0.46)
Total distributions to shareholders	(0.22)	(0.43)	(0.40)	(0.40)	(0.40)	(0.46)
Net asset value, end of period	$9.32	$10.32	$7.69	$6.92	$5.15	$3.91
Total Investment Return (excludes front-end sales load) (not annualized for periods less than one year)	(7.66)%	41.29%	17.62%	43.28%	42.66%	(22.61)%
Supplemental Data and Ratios
Net assets, end of period (millions)	$45	$50	$39	$36	$31	$29
Ratio of Expenses to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.80)%	9.74%	1.41%	0.00%‡	0.02%	0.01%
Expenses (excluding taxes) before (waiver) recoupment	1.69%	1.71%	1.75%	1.69%	1.68%	1.72%
Expenses (excluding taxes) after (waiver) recoupment	1.69%	1.72%	1.74%	1.69%	1.68%	1.72%
Expenses (including taxes) before (waiver) recoupment	(0.11)%	11.45%	3.15%	1.69%	1.70%	1.73%
Expenses (including taxes) after (waiver) recoupment	(0.11)%	11.46%	3.14%	1.69%	1.70%	1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	1.23%	(0.32)%	(0.82)%	(0.67)%	(1.44)%	(1.32)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	1.23%	(0.33)%	(0.81)%	(0.67)%	(1.44)%	(1.32)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	1.09%	(0.29)%	(0.79)%	(0.67)%	(1.46)%	(1.33)%
Net Investment Income (Loss) including taxes, after (waiver) recoupment	1.09%	(0.30)%	(0.78)%	(0.67)%	(1.46)%	(1.33)%
Portfolio turnover rate (not annualized for periods less than one year)(4)	10.38%	15.31%	8.27%	3.26%	20.80%	36.65%

‡	Less than 0.01%.
(1)	Information presented relates to a share of Class A for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the period ended May 31, 2025, the Fund accrued $15,368,015 in net deferred tax benefit, of which $860,007 is attributable to Class A.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $4,134,878 is attributable to Class A.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $497,327 is attributable to Class A.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

5

MainGate MLP Fund
Financial Highlights
Class C Shares

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Share Data(1)
Net Asset Value, beginning of period	$9.31	$7.03	$6.40	$4.82	$3.72	$5.43
Income from Investment Operations
Net investment gain (loss)(2)	0.01	(0.08)	(0.10)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.74)	2.79	1.13	2.06	1.60	(1.17)
Total increase (decrease) from investment operations	(0.73)	2.71	1.03	1.98	1.50	(1.25)
Less Distributions to Shareholders From
Distributable earnings	(0.22)	(0.43)	(0.40)	(0.06)	(0.06)	—
Tax return of capital	—	—	—	(0.34)	(0.34)	(0.46)
Total distributions to shareholders	(0.22)	(0.43)	(0.40)	(0.40)	(0.40)	(0.46)
Net asset value, end of period	$8.36	$9.31	$7.03	$6.40	$4.82	$3.72
Total Investment Return (excludes contingent deferred sales charge) (not annualized for periods less than one year)	(7.95)%	40.15%	16.83%	42.25%	41.02%	(22.99)%
Supplemental Data and Ratios
Net assets, end of period (millions)	$18	$22	$21	$20	$17	$16
Ratio of Expenses to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.80)%	9.74%	1.41%	0.00%‡	0.02%	0.01%
Expenses (excluding taxes) before (waiver) recoupment	2.44%	2.46%	2.50%	2.44%	2.43%	2.46%
Expenses (excluding taxes) after (waiver) recoupment	2.44%	2.47%	2.49%	2.44%	2.43%	2.46%
Expenses (including taxes) before (waiver) recoupment	0.64%	12.20%	3.90%	2.44%	2.45%	2.47%
Expenses (including taxes) after (waiver) recoupment	0.64%	12.21%	3.89%	2.44%	2.45%	2.47%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	0.48%	(1.07)%	(1.57)%	(1.42)%	(2.19)%	(2.06)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	0.48%	(1.08)%	(1.56)%	(1.42)%	(2.19)%	(2.06)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	0.34%	(1.04)%	(1.54)%	(1.42)%	(2.21)%	(2.07)%
Net Investment Income (Loss) including taxes, after (waiver) recoupment	0.34%	(1.05)%	(1.53)%	(1.42)%	(2.21)%	(2.07)%
Portfolio turnover rate (not annualized for periods less than one year)(4)	10.38%	15.31%	8.27%	3.26%	20.80%	36.65%

‡	Less than 0.01%.
(1)	Information presented relates to a share of Class C for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the period ended May 31, 2025, the Fund accrued $15,368,015 in net deferred tax benefit, of which $353,405 is attributable to Class C.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $1,928,263 is attributable to Class C.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $271,652 is attributable to Class C.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

6

MainGate MLP Fund
Financial Highlights
Class I Shares

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Share Data(1)
Net Asset Value, beginning of period	$10.94	$8.11	$7.26	$5.37	$4.06	$5.83
Income from Investment Operations
Net investment gain (loss)(2)	0.06	—◊	(0.04)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.87)	3.26	1.29	2.32	1.77	(1.26)
Total increase (decrease) from investment operations	(0.81)	3.26	1.25	2.29	1.71	(1.31)
Less Distributions to Shareholders From
Distributable earnings	(0.22)	(0.43)	(0.40)	(0.06)	(0.06)	—
Tax return of capital	—	—	—	(0.34)	(0.34)	(0.46)
Total distributions to shareholders	(0.22)	(0.43)	(0.40)	(0.40)	(0.40)	(0.46)
Net asset value, end of period	$9.91	$10.94	$8.11	$7.26	$5.37	$4.06
Total Investment Return (not annualized for periods less than one year)	(7.50)%	41.62%	17.90%	43.74%	42.82%	(22.42)%
Supplemental Data and Ratios
Net assets, end of period (millions)	$745	$861	$738	$782	$686	$748
Ratio of Expenses to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.80)%	9.74%	1.41%	0.00%‡	0.02%	0.01%
Expenses (excluding taxes) before (waiver) recoupment	1.44%	1.46%	1.50%	1.44%	1.43%	1.46%
Expenses (excluding taxes) after (waiver) recoupment	1.44%	1.47%	1.49%	1.44%	1.43%	1.46%
Expenses (including taxes) before (waiver) recoupment	(0.36)%	11.20%	2.90%	1.44%	1.45%	1.47%
Expenses (including taxes) after (waiver) recoupment	(0.36)%	11.21%	2.89%	1.44%	1.45%	1.47%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
(for periods less than one year, all income and expenses are annualized, except net deferred tax benefit or expense)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	1.48%	(0.07)%	(0.57)%	(0.42)%	(1.19)%	(1.07)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	1.48%	(0.08)%	(0.56)%	(0.42)%	(1.19)%	(1.07)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	1.34%	(0.04)%	(0.54)%	(0.42)%	(1.21)%	(1.08)%
Net Investment Income (Loss) including taxes, after (waiver) recoupment	1.34%	(0.05)%	(0.53)%	(0.42)%	(1.21)%	(1.08)%
Portfolio turnover rate (not annualized for periods less than one year)(4)	10.38%	15.31%	8.27%	3.26%	20.80%	36.65%

◊	Per share amount is less than $0.005.
‡	Less than 0.01%.
(1)	Information presented relates to a share of Class I for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the period ended May 31, 2025, the Fund accrued $15,368,015 in net deferred tax benefit, of which $14,154,603 is attributable to Class I.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $70,929,938 is attributable to Class I.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $10,092,434 is attributable to Class I.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

7

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
1. ORGANIZATION
MainGate MLP Fund (the “Fund”), a series of MainGate Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, non-diversified investment company. The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated November 3, 2010. The Fund’s investment objective is total return. The Fund offers three classes of shares: Class A, Class C and Class I. Class A and Class I commenced operations on February 17, 2011. Class C commenced operations on March 31, 2014.
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in master limited partnership (“MLP”) interests under normal circumstances as determined in the prospectus. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.
A.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the recognition of distribution income and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.
Investment Valuation. Fund investments are recognized at fair value, and subsequent changes in fair value are recognized in unrealized appreciation/(depreciation) on investments in the Statement of Operations. The Fund uses the following valuation methods to determine fair value as either current market value for investments for which market quotations are available, or if not available, a fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time. The valuation of the portfolio securities of the Fund currently includes the following processes:

•
Equity Securities: Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

•
Fixed Income Securities: Debt and fixed income securities will be priced by independent, third-party pricing agents approved by the Board of Trustees. These third-party pricing agents will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less will be valued at their amortized cost, which approximates fair market value.

•
Foreign Securities: Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund’s net asset value (“NAV”) calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund’s approved pricing sources. Chickasaw Capital Management, LLC (the “Adviser”) also monitors for the occurrence of

8

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
significant events that may cast doubts on the reliability of previously obtained market prices for foreign securities held by the Fund. The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates will be provided daily by recognized independent pricing agents. The exchange rates used for the conversion will be captured as of the London close each day.
C.
Security Transactions, Investment Income and Expenses. Security transactions are accounted for on a trade date basis. Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on the accrual basis. Distributions and dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Expenses are recorded on the accrual basis. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
D.
Return of Capital. Distributions received from the Fund’s investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each investment and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the investments after their tax reporting periods are concluded.

For the six-month period ended May 31, 2025, the Fund reallocated, through a change in estimate, the amount of the return of capital recognized based on the 2024 tax reporting information received. The impact of this change in estimate was to reduce the amount of return of capital reflected by $9,394,506.
E.
Dividends and Distributions to Shareholders. The Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in the Fund unless specifically instructed otherwise by a shareholder. The character of dividends and distributions to shareholders made during the period may differ from their ultimate characterization for federal income tax purposes.
F.	Federal Income Taxation. The Fund, taxed as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%.
The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

9

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations. For the six-month period ended May 31, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.
G.
Indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts.

H.	Cash. Cash consists of deposits held with a bank. The Fund maintains cash in bank accounts which, at times, may exceed United States federally insured limits.
3. FAIR VALUE MEASUREMENTS
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Fair Value Measurements at Reporting Date Using:

Description	Fair Value at May 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Master Limited Partnerships and Related Common Stocks(1)	$865,047,730	$865,047,730	$—	$—
Total	$ 865,047,730	$ 865,047,730	$—	$—

(1)	All other industry classifications are identified in the Schedule of Investments.
4. AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays the Adviser a fee, payable at the end of each calendar month, at an annual rate equal to 1.25% of the average daily net assets of the Fund.
The Adviser has agreed to waive its advisory fee and/or reimburse certain operating expenses of the Fund, until at least March 31, 2026, but only to the extent necessary so that the Fund’s total annual expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes, including deferred income tax expense/(benefit) and state taxes; any indirect expenses, such as acquired fund fees and expenses; Class A 12b-1 fees, Class C 12b-1 fees, and extraordinary expenses, do not exceed 1.50% of the average daily net assets of each class of the Fund. Any payment by the Adviser of the Fund’s operating, organizational and offering expenses are subject to repayment by the Fund in the three fiscal years following the fiscal year in which the payment was made; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

10

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
Depending on the size of the initial purchase, Class A shares are subject to a maximum 5.75% front-end sales charge or a 1.00% contingent deferred sales charge if shares are redeemed within 18 months. Class C shares have no front-end sales charge, but are subject to a 1.00% contingent deferred sales charge within 12 months of redemption. Class I shares have no sales charge. Class A shareholders pay Rule 12b-1 fees at the annual rate of 0.25% of average daily net assets. Class C shareholders pay Rule 12b-1 fees at the annual rate of 1.00% of average daily net assets.
Waived fees and reimbursed Fund expenses, including prior year expenses, are subject to potential recoupment by year of expiration. During the six-month period ended May 31, 2025, the Fund did not waive or recoup any expenses. At May 31, 2025, there were no expenses available to be recouped.
Certain Trustees and Officers of the Trust/Fund are also Officers of the Adviser or Vigilant Compliance, LLC (“Vigilant”).
The Fund has engaged Vigilant to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Effective October 1, 2015, the Fund pays Vigilant a monthly fee of $4,728 for net assets up to $1.7 billion, $5,228 for net assets between $1.7 billion and $2.0 billion, $5,728 for net assets between $2.0 billion and $2.5 billion, and $6,000 for net assets above $2.5 billion with each rate subject to a 2% annual increase.
Quasar Distributors, LLC (“Quasar”) serves as the Fund’s distributor. The Fund has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to Class A and Class C shares. Class A shareholders pay Rule 12b-1 fees at the annual rate of 0.25% of average daily net assets. Class C shareholders pay Rule 12b-1 fees at the annual rate of 1.00% of average daily net assets. For the six-month period ended May 31, 2025, 12b-1 distribution expenses of $59,456 and $97,730 were accrued by Class A and Class C shares, respectively.
The Fund reimbursed the Adviser for fees paid to financial intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub- administration and other services that the financial intermediaries provided to their clients. The financial intermediaries are the record owners of the Fund on the Fund’s records through omnibus accounts, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees are fees that the Fund is obligated to pay to such intermediaries, and the fees may vary based on, for example, the nature of services provided. The fees paid to such intermediaries by the Fund is only a portion of the full fee that is paid to the intermediaries, and the Adviser is obligated to pay the remaining amount. These amounts are included within 12b-1 distribution fees on the Statement of Operations.
The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”) to provide administration and accounting services to the Fund. The Fund pays Fund Services a monthly fee computed at an annual rate of 0.10% of the first $75,000,000 of the Fund’s average daily net assets, 0.08% on the next $250,000,000 of average daily net assets and 0.05% on the balance of the Fund’s average daily net assets, with a minimum annual fee of $64,000 plus $12,000 per share class fee, imposed upon the Fund reaching certain asset levels.
Fund Services also serves as the Fund’s transfer agent (the “Transfer Agent”), dividend paying agent, and agent for the automatic dividend reinvestment plan. The Fund pays the Transfer Agent a $45,000 flat fee, imposed upon the Fund reaching certain asset levels, plus transaction and other out- of-pocket charges.
U.S. Bank, N.A. serves as the Fund’s custodian (the “Custodian”). The Fund pays the Custodian a monthly fee computed at an annual rate of 0.0075% of the first $250 million of market value and 0.0050% of the balance, with a minimum annual fee of $4,800, imposed upon Fund reaching certain asset levels, plus transaction and other out-of- pocket charges.
5. INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary differences between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates

11

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
expected to apply to taxable income in the years such temporary differences are projected to be realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740), it is more likely- than-not some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods, significant redemptions, and the associated risks that operating and capital loss carryforwards may expire unused.
At May 31, 2025, the Fund determined no valuation allowance was required.
Changes to the factors considered in assessing the Fund’s valuation allowance may result in the Fund revising its position as to the recoverability of its deferred tax assets which may result in a change to the valuation allowance at a later date and could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2025, are as follows:
Deferred tax assets:

Net operating loss carryforward (tax basis)	$35,632,962
Capital loss carryforward (tax basis)	18,121,415
Valuation allowance	—
Other	(283)
Total deferred tax asset	$53,754,094

Less: Deferred tax liabilities:

Unrealized gains on investment securities (tax basis) – net	(126,240,571)
Net deferred tax liability.	$(72,486,477)

The net operating loss carryforwards are available to offset future taxable income. The Fund has the following net operating loss and capital loss carryforward amounts:

Fiscal Year Ended Net Operating Loss Carryforwards	Amount	Expiration
November 30, 2017	$65,433,286	November 30, 2037
November 30, 2018	46,816,412	November 30, 2038
November 30, 2020	23,244,346	Indefinite
November 30, 2021	21,504,332	Indefinite
Total Net Operating Loss Carryforwards	$156,998,376

During the six-month period ended May 31, 2025, the Fund utilized $36,971,963 of net operating loss carryforwards.

Fiscal Period Ended Net Capital Loss Carryforwards	Amount	Expiration
November 30, 2020	$82,265,778	November 30, 2025
Total Net Capital Loss Carryforwards	$82,265,778

During the six-month period ended May 31, 2025, the Fund utilized $15,370,823 of capital loss carryforwards.
For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. The capital loss may be carried forward for 5 years and, accordingly, unused capital losses would begin to expire as of November 30, 2025. The net operating loss prior to the Tax Cuts and Jobs Act (“TCJA”) can be carried

12

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
forward for 20 years and, accordingly, unused capital losses of the Fund from pre-TCJA periods would begin to expire as of November 30, 2036. Any net operating losses arising in tax years beginning after December 31, 2017 will have an indefinite carry forward period. The TCJA also established a limitation for any net operating losses to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating losses which will apply to tax years of the Fund ending November 30, 2025 and beyond.
Total income tax expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the six-month period ended May 31, 2025, as follows:

Total Tax Expense (Benefit)	Amount	Rate
Tax Expense (Benefit) at Statutory Rates	$(17,683,604)	21.00%
State Income Tax Expense (Benefit) (Net of Federal Benefit)	(865,562)	1.03%
Tax Expense (Benefit) on Permanent Items(1)	(67,581)	0.08%
Provision to Return Adjustment	287,310	(0.34)%
Change in State Rate	2,961,422	(3.52)%
Change in Valuation Allowance(2)	—	0.00%
Total Tax Expense (Benefit)	$(15,368,015)	18.25%

(1)	Permanent Items are made up of dividends received deductions, non-deductible expenses from K-1s, and tax exempt income from K-1s.
(2)
As of May 31, 2025, the Fund had unrealized gains in excess of the Fund’s deferred tax assets; therefore, the Fund determined the deferred tax assets were realizable and a valuation allowance was not needed.

At May 31, 2025, the Fund had $0 in current tax expense and $15,368,015 in deferred tax benefit.
At May 31, 2025, the tax cost basis of investments was $291,953,536 and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$575,649,940
Gross unrealized depreciation	(2,555,746)
Net unrealized appreciation	$573,094,194

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to timing differences of income recognition from the Fund’s MLP investments and wash sales on security transactions.
For the six-month period ended May 31, 2025, the Fund’s dividends and distributions were expected to be comprised of 100% ordinary income and 0% return of capital. The tax character of distributions paid for the six- month period ended May 31, 2025 will be determined in early 2026. For the year ended November 30, 2024, the Fund’s dividends and distributions were comprised of 100% ordinary income and 0% return of capital.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed or expected to be filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2021 remain subject to examination by the tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
6. INVESTMENT TRANSACTIONS
For the six-month period ended May 31, 2025, the Fund purchased (at cost) and sold securities (proceeds) in the amount of $96,453,594 and $142,103,285 (excluding short-term securities), respectively.

13

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
7. SHARE TRANSACTIONS
Shares of each class have the same voting and other rights and preferences as the other classes for matters that affect the Fund as a whole. All shares of the Fund have equal voting rights and liquidation rights. Transactions of shares of the Fund were as follows:

	For the Six Months Ended May 31, 2025		For the Year Ended November 30, 2024
	Amount	Shares	Amount	Shares
Class A Shares
Sold	$2,549,153	260,583	$6,648,948	813,816
Dividends Reinvested	894,109	91,084	1,788,459	215,475
Redeemed	(3,307,392)	(338,385)	(10,639,384)	(1,263,663)
Net Increase/(Decrease)	$135,870	13,282	$(2,201,977)	(234,372)
Class C Shares
Sold	$159,365	18,166	$391,742	49,881
Dividends Reinvested	425,411	48,118	955,595	127,352
Redeemed	(2,656,034)	(303,502)	(5,410,480)	(729,298)
Net Decrease	$(2,071,258)	(237,218)	$(4,063,143)	(552,065)
Class I Shares
Sold	$51,645,422	4,978,738	$70,772,471	7,937,179
Dividends Reinvested	13,878,766	1,329,578	27,778,812	3,177,007
Redeemed	(102,026,760)	(9,890,657)	(201,932,225)	(23,341,036)
Net Decrease	$(36,502,572)	(3,582,341)	$(103,380,942)	(12,226,850)

8. RISK FACTORS
International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the portfolio invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolios’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the portfolio could be significantly impacted.
9. RECENT ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, acts as the Fund’s Chief Operating Decision Maker (“CODM”), and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment, as the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
In December 2023, FASB issued Accounting Standards Update No. 2023-09, “Improvements to Income Tax Disclosures”. ASU 2023-09 clarifies the guidance in ASC 740 to enhance the transparency and decision- usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The

14

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. The guidance is effective for fiscal years, beginning after December 15, 2024. Management is currently evaluating the impact of applying this update.
10. SUBSEQUENT EVENTS
The Fund has adopted standards which establish general standards of accounting for disclosure of events that occur after the Statement of Assets and Liabilities date, but before the financial statements are issued. The Fund has performed an evaluation of subsequent events through the date the financial statements were issued.
On July 15, 2025, the Fund declared a distribution payable of $0.110 per share, to Class A shareholders, Class C shareholders, and Class I shareholders of record on July 14, 2025, and was paid on July 16, 2025.

15

MAINGATE MLP FUND
Additional Information
May 31, 2025 (Unaudited)
Management Agreement Renewal
The Board of Trustees (the “Board” and the members thereof, “Trustees”) of MainGate MLP Fund (the “Fund”) oversees the management of the Fund and, as required by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder, annually determines whether to approve the continuation of the Fund’s Investment Advisory Agreement (the “Agreement”) with Chickasaw Capital Management, LLC (the “Adviser”). The Board requests and evaluates information that it deems reasonably necessary under the circumstances in connection with this annual review.
At the Board’s meeting held on January 27, 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or of the Adviser (the “Independent Trustees”), approved the continuation of the Agreement for an additional year. In considering the renewal of the Agreement, the Trustees reviewed a variety of materials related to the Fund and the Adviser, and they examined the Adviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the qualifications and experience of the Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at the Adviser who provide services to the Fund. The Trustees also considered the Adviser’s investment strategies and research; decision-making processes; ability to attract and retain capable advisory, research and compliance personnel and the costs associated with retaining such personnel; the capability of the Adviser’s senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees discussed with the Adviser information about the Adviser’s risk management process.
In considering the renewal of the Agreement and reviewing these materials, the Board was assisted by Fund counsel and the Fund’s Chief Compliance Officer. The Fund’s portfolio managers responded to the Independent Trustees’ questions regarding the Adviser’s services and personnel, as well as the Fund’s advisory fees, performance and peer group comparisons. The Trustees, including the Independent Trustees, determined that there was no single matter that was all-important or controlling with respect to their deliberations and decision, including the advisory fee, and that the consideration of all of the terms, conditions and circumstances was prudent. The following were prominent considerations in the Trustees’ determination to continue the Agreement:
A. Nature, Extent, and Quality of Services: The Trustees considered that the Adviser’s services to the Fund include providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with applicable Fund policies and regulatory obligations, serving as administrator for the Fund’s Liquidity Risk Management Program and as valuation designee for the Fund’s Pricing and Valuation Procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of the Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Trustees considered that the principal executives of the Adviser and the Fund’s portfolio managers have been investing clients’ assets in master limited partnerships (“MLPs”) on a discretionary basis since 1996. The Trustees also discussed the experience of the research team of the Adviser, and noted that the Adviser has added several new research analysts and other staff since the Fund’s inception.
The Trustees also considered the Adviser’s investment philosophy and research and decision-making processes, the Adviser’s ability to attract and retain capable research and advisory personnel, the capability of the senior management and staff, and the level of skill required to manage the Fund’s specialized midstream MLP portfolio. The Trustees noted with approval that the Adviser tests its Business Continuity Plan annually, or as needed, and reported no issues and that all critical functions can be performed remotely. They also noted that the Adviser has adopted a cybersecurity policy and engages ACA Aponix to conduct an annual cybersecurity review.
B. Fund Performance. The Trustees reviewed and discussed information regarding the Fund’s performance over various periods, as measured by the Fund’s Class I shares. Among other things, the Trustees reviewed comparisons of the Fund’s performance to the performance of the following for periods ended December 31, 2024: (i) four peer MLP registered mutual funds; (ii) a composite of the Adviser’s separately managed discretionary accounts (“SMAs”) that invest in MLPs (the “SMA Composite”); (iii) the S&P 500 Index and the Alerian MLP Index; and (iv) for a private MLP fund managed by the Adviser, a representative account statement showing the performance of an investor’s capital

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Additional Information
May 31, 2025 (Unaudited) (Continued)
account since inception of the private MLP fund (January 1, 2018) through December 31, 2024. In response to an Independent Trustee question about the differences in performance of the SMA Composite compared to the Fund, a principal executive of the Adviser explained that institutional investors often impose cash retention or concentration limits on their SMAs that impact their performance.
The Trustees noted that the Fund had strong long-term relative performance, outperforming all four peer group funds for the period from inception (March 31, 2011) through December 31, 2024, and had performed in-line with its peers during the prior one-year period. The Trustees also considered that the Fund, along with the MLP peer group funds, had outperformed the S&P 500 Index over the one-year period, three-year period, and five-year period but had underperformed the S&P 500 Index since March 2011, noting that the Fund incurs taxes that indices such as the S&P 500 do not. The Trustees noted that the Fund had outperformed the Alerian MLP Index on an annualized and cumulative basis from March 2011 through December 2024. The Adviser also discussed the launch of a new private infrastructure fund, confirming that the private fund would not invest in MLPs or otherwise compete with the Fund. The Secretary of the Fund then explained that the Adviser would adopt ethical and information barrier procedures to ensure that information received with respect to an energy project involving an MLP portfolio, if such an event were to occur, would be screened by the General Counsel from the Fund’s portfolio managers.
The Trustees reviewed information about the performance of the Adviser’s SMA Composite and private MLP fund, compared to the performance of the Fund. The Trustees considered the Adviser’s representation that any variations in performance were primarily due to the timing of cash flows and tax differences.
C. Costs of the services provided and profits realized by the Adviser. The Trustees considered the advisory fee paid by the Fund under the Agreement and compared information concerning the Fund’s advisory fee to the advisory fees of certain peer group funds. The Trustees observed that the Fund’s advisory fee is lower than the Adviser’s standard advisory fee for MLP separate accounts, and identical to the fee charged by the Adviser to its private MLP fund. The Trustees noted that the Fund’s advisory fee is higher than the advisory fees paid by other peer group funds, and higher than the average fees charged to the Adviser’s separate account and wrap fee account clients. The Trustees considered the Fund’s advisory fee in light of the services provided by the Adviser to the Fund and the Fund’s strong long-term performance relative to its peers. The Trustees also noted that the Adviser has agreed to continue to waive its advisory fee and/or reimburse expenses of the Fund to the extent that the Fund’s total annual operating expenses (excluding certain items, such as deferred tax and extraordinary expenses) exceed 1.50% through March 31, 2026, subject to reimbursement by the Fund to the extent that total Fund expenses are less than the cap. Finally, the Trustees noted that the Fund’s total annual operating expense ratio for Class I shares is lower than the average expense ratio for funds included in Morningstar’s Energy LP category.
The Trustees also considered information regarding advisory fees charged by the Adviser to its other clients that invest in MLPs, including SMAs and the private MLP fund. The Trustees observed that, in comparison to the Fund’s advisory fee, the Adviser earns both lower and higher advisory fees from certain separate accounts and a lower advisory fee from sub-advisory / wrap fee program accounts, while it charges the same advisory fee to the Fund and to the private MLP fund. The Trustees took into consideration that, relative to the Fund, the Adviser’s administrative, management and reporting responsibilities with respect to its wrap fee, sub-advisory and SMAs are less extensive. The Trustees discussed with the Adviser the differences between the less time-consuming services provided by the Adviser to its SMAs and wrap fee or sub-advised accounts, and the more extensive services that it provides to the Fund, including those attributable to permitted daily shareholder redemptions of Fund shares and the more burdensome administrative, regulatory and legal obligations applicable to the Fund.
The Trustees considered a profitability analysis prepared by the Adviser with respect to its management of the Fund, which showed that, whether or not marketing expenses are taken into consideration, the Adviser is earning a profit as a result of managing the Fund. The Trustees determined that the profit percentage was not excessive compared to profit percentages reported for other large advisory firms. The Trustees also evaluated the other direct and indirect benefits of the advisory relationship to the Adviser, including any “fallout benefits,” such as 12b-1 fees. The Trustees considered the Adviser’s representation that it does not have, and does not currently expect to enter into, any soft dollar arrangements with respect to the Fund. The Trustees also noted the Adviser’s representation that 12b-1 fees received by

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MAINGATE MLP FUND
Additional Information
May 31, 2025 (Unaudited) (Continued)
the Adviser are used for eligible marketing expenses, including but not limited to payments to selling brokers and mutual fund distribution platforms, that are expected to benefit the Fund. The Adviser confirmed that its affiliated broker-dealer has never received commissions for executing securities transactions on behalf of the Fund.
The Trustees concluded that the Fund’s current advisory fee represents reasonable compensation to the Adviser in light of the nature and quality of services provided to the Fund, the fees paid by comparable funds, and the profitability of the Adviser with respect to the Fund.
D. Economies of scale. In determining the reasonableness of the Fund’s advisory fee and the Adviser’s profitability, the Trustees also considered the extent to which economies of scale might be realized by the Adviser if the assets of the Fund were to grow, and the extent to which this is reflected in the Fund’s advisory fee. The Adviser noted that, in light of the profitability of the Fund to the Adviser, and the Fund’s advisory fee compared to fees paid by other clients, the Adviser was not realizing benefits from economies of scale in managing the Fund to such an extent that advisory fee breakpoints would be offered at this time.
Based upon their review, the Trustees, including the Independent Trustees, unanimously determined, in the exercise of their business judgement, that they were satisfied with the quality of investment advisory services provided by the Adviser, that the fees to be paid to the Adviser under the Agreement were not excessive, given the scope and quality of the services rendered by the Adviser, and that the continuation of the Agreement was in the best interest of the Fund and its shareholders.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	Management concluded there were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 7, 2012.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment management companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MainGate Trust

By (Signature and Title)*	/s/ Matthew G. Mead
Matthew G. Mead, Principal Executive Officer

Date	7/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Mead
Matthew G. Mead, Principal Executive Officer

Date	7/29/2025

By (Signature and Title)*	/s/ Geoffrey P. Mavar
Geoffrey P. Mavar, Principal Financial Officer

Date	7/29/2025